CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Cash flows from operating activities:
Net loss	$ (10,728,295)	$ (5,653,973)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	603,857	48,885
Amortization of loan discount and fees	241,878	149,948
Stock-based compensation	144,775	172,491
Change in fair value of warrant liability	(2,353)
Impairment loss on intangible assets	784,500
Loss on disposal of property and equipment	848,927
Change in credit reserve	(207,666)
Changes in operating assets and liabilities:
Accounts receivable, net	1,947
Due from factor, net	1,616,939
Inventory	3,202,350	146,673
Other current assets	168,589	114,898
Accounts payable	673,263	610,216
Accrued expenses and other liabilities	(591,028)	602,384
Deferred revenue	(13,564)	(259,728)
Accrued compensation - related party	178,026	68,859
Accrued interest	1,016,268	129,982
Net cash used in operating activities	(2,061,587)	(3,869,365)
Cash flows from investing activities:
Cash acquired in business combination	106,913
Purchases of property and equipment	(864)	(7,848)
Deposits	98,835	14,490
Net cash provided by (used in) investing activities	204,884	6,642
Cash flows from financing activities:
Proceeds (repayment) - related party advances, net	22,856	(105,812)
Repayments to factor	(1,931,369)
Proceeds from venture debt	1,050,000	508,249
Proceeds from loan payable	1,701,044
Proceeds from convertible notes payable	1,250,308	799,280
Proceeds from sale of Series A-3 preferred stock	428,926	2,508,300
Subscription receivable from Series A-3 preferred stock	22,677
Proceeds from sale of Series CF preferred stock, net of fees	309,750	8,283
Offering costs	(461,972)	(399,589)
Net cash provided by financing activities	2,392,220	3,318,711
Net increase in cash and cash equivalents	535,517	(544,012)
Cash and cash equivalents at beginning of period	40,469	584,481
Cash and cash equivalents at end of period	575,986	40,469
Supplemental disclosure of cash flow information:
Cash paid for interest	264,177	90,000
Supplemental disclosure of non-cash investing and financing activities:
Warrants issued for offering costs	918	6,600
Warrants issued with venture debt	184,191	$ 49,928
Venture debt issued in exchange of forgiveness of accrued interest	409,211
Issuance of promissory note payable in acquisition	4,500,000
Issuance of Series B preferred stock in acquisition	$ 11,000,000